Commitments, Contingent Liabilities and Other - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Commercial customer JPY (¥)	Mar. 31, 2013 Advertising JPY (¥)	Mar. 31, 2013 Pictures JPY (¥)	Mar. 31, 2013 Music JPY (¥)	Mar. 31, 2013 Financial Services JPY (¥)	Mar. 31, 2013 Variable Interest Entity, Not Primary Beneficiary Maximum USD ($)	Mar. 31, 2013 Third-party investor
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit	¥ 832,156					¥ 23,276
Purchase commitments and other outstanding	305,683
Commitments outstanding for purchase of property, plant and equipment	27,152
Commitment agreement period			10 years	5 years	5 years
Subsidiaries committed to make payments contracts			53,792	111,390	55,378
Other long term liabilities		35,540
Contingent liabilities including guarantees	87,179
Guaranty obligation							$ 303
Ownership interest used as collateral, Percent								50.00%